CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 11, 2022	Feb. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	May 31, 2019	Mar. 16, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Gain on loan forgiveness												$ 253,000
Interest expense								$ 239,760	$ 5,228,058	$ 1,733,738		$ 8,024,709	$ 9,735,604	$ 14,914,065	$ 6,094,682
Issuance costs of debt													$ 727,117	$ 727,117	479,965
Fund raised by convertible debt offerings															$ 2,819,750
Common stock issued related to conversion of convertible notes and interest								2,255,066				2,255,066		16,124,764	7,894,566	16,464,066
Note Payable
Interest expense		$ 1,268										$ 2,721		$ 3,222	$ 960
Proceeds from paycheck protection program loan		$ 205,633			$ 226,170
Note Payable | On April 30, 2020 [Member]
Interest expense											$ 4,350			3,222
Repay of principal amount	$ 78,843											98,106
Repayment of principal Interest Amount	$ 1,057											1,997
Loan balance												128,064
Note Payable | On February 1, 2021 [Member]
Interest expense												2,721		1,268
Convertible Note - Clayton A. Struve
Accrued interest								$ 84,671				84,671		79,062	71,562
Convertible promissory or OID notes								1,071,000				1,071,000		1,071,000
Convertible debt offering invested amount						$ 1,000,000
Convertible Note - Ronald P. Erickson and Affiliates
Fair value of warrants							$ 110,545
Warrant to purchase common stock shares							1,039,666
Accrued interest								$ 269,383				$ 269,383		216,246	$ 145,202
Exercise price of warrants							$ 0.50
Convertible Debt Offering
Issuance costs of debt														727,117
Fair value of warrants														$ 4,439,317
Warrant to purchase common stock shares														492,090
Warrants to purchase common stock equal to percentage rate												50.00%		50.00%	50.00%
Fund raised by convertible debt offerings			$ 24,000,000	$ 24,000,000										$ 14,209,000	$ 5,639,500
Common stock convertible subject to certain adjustments														7,104,500
Warrants exercisable for shares of common stock														3,552,250
Proceeds from convertible notes and warrants														$ 727,117
Warrants issued for services fair value														1,667,281
Debt discount beneficial conversion feature														$ 9,769,683	$ 3,766,074
Common stock issued related to conversion of convertible notes and interest														6,091,960
Common stock conversion price per share														$ 1.00
Amortization related to debt offerings												$ 7,272,911		$ 13,256,250
Beneficial conversion feature, warrants issued to debt holders and placement agent												$ 4,184,657		$ 5,662,690
Convertible Debt Offering | Minimum
Exercise price of warrants								$ 1.20				$ 1.20		$ 1.20
Gross proceeds percentage by warrant to purchase common stock														2.00%
Convertible Debt Offering | Maximum
Exercise price of warrants								$ 2.40				$ 2.40		$ 2.40
Gross proceeds percentage by warrant to purchase common stock														8.00%
Convertible Note - J3E2A2Z Notes
Convertible redeemable promissory note amount							$ 664,233
Convertible redeemable promissory note principal amount							664,233
Convertible Note - J3E2A2Z Account Payable
Convertible redeemable promissory note amount							519,833
Convertible redeemable promissory note principal amount							$ 519,833